Invested Assets and Investment Income - Fair Value of Invested Assets Not Measured at Fair Value by the Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other invested assets	$ 53,822	$ 52,674
Other invested assets
Disclosure of financial assets [line items]
Other invested assets	39,405	38,543
Carrying value
Disclosure of financial assets [line items]
Other equity method investments	10,151	9,831
Other
Disclosure of financial assets [line items]
Other invested assets	4,266	4,300
Carrying value
Disclosure of financial assets [line items]
Carrying value	45,731	42,526
Carrying value | Short-term securities
Disclosure of financial assets [line items]
Carrying value	99	0
Carrying value | Mortgages
Disclosure of financial assets [line items]
Carrying value	27,179	24,416
Carrying value | Loans to Bank clients
Disclosure of financial assets [line items]
Carrying value	2,735	2,310
Carrying value | Real estate - own use property
Disclosure of financial assets [line items]
Carrying value	165	174
Carrying value | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Carrying value	1,136	1,495
Carrying value | Other invested assets
Disclosure of financial assets [line items]
Carrying value	14,417	14,131
Total fair value
Disclosure of financial assets [line items]
Total fair value	46,961	43,514
Total fair value | Short-term securities
Disclosure of financial assets [line items]
Total fair value	99	0
Total fair value | Mortgages
Disclosure of financial assets [line items]
Total fair value	27,660	24,781
Total fair value | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	2,699	2,285
Total fair value | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	296	298
Total fair value | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	687	1,007
Total fair value | Other invested assets
Disclosure of financial assets [line items]
Total fair value	15,520	15,143
Level 1
Disclosure of financial assets [line items]
Total fair value	564	542
Level 1 | Short-term securities
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Mortgages
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Other invested assets
Disclosure of financial assets [line items]
Total fair value	564	542
Other invested assets	70	77
Level 2
Disclosure of financial assets [line items]
Total fair value	3,386	3,292
Level 2 | Short-term securities
Disclosure of financial assets [line items]
Total fair value	0	0
Level 2 | Mortgages
Disclosure of financial assets [line items]
Total fair value	0	0
Level 2 | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	2,699	2,285
Level 2 | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	0	0
Level 2 | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	687	1,007
Level 2 | Other invested assets
Disclosure of financial assets [line items]
Total fair value	0	0
Other invested assets	0	0
Level 3
Disclosure of financial assets [line items]
Total fair value	43,011	39,680
Level 3 | Short-term securities
Disclosure of financial assets [line items]
Total fair value	99	0
Level 3 | Mortgages
Disclosure of financial assets [line items]
Total fair value	27,660	24,781
Level 3 | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	0	0
Level 3 | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	296	298
Level 3 | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	0	0
Level 3 | Other invested assets
Disclosure of financial assets [line items]
Total fair value	14,956	14,601
Other invested assets	$ 39,335	$ 38,466